UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 14, 2008


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 89


Form 13F Information Table Value Total: $143,155





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2514    29810 SH       SOLE                    26535              3275
Allied Irish                   COM              019228402      478    10400 SH       SOLE                    10400
Altria Group                   COM              02209S103     2034    26906 SH       SOLE                    24831              2075
American Int'l Group           COM              026874107     2000    34300 SH       SOLE                    28775              5525
Anheuser-Busch                 COM              035229103     6390   122093 SH       SOLE                   103820             18273
Apollo Group Cl A              COM              037604105      698     9950 SH       SOLE                     6950              3000
Avon Products                  COM              054303102     2164    54745 SH       SOLE                    48570              6175
Bed Bath & Beyond              COM              075896100      989    33635 SH       SOLE                    25635              8000
Berkshire Hathaway A           COM              084670108     6372       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207    10831     2287 SH       SOLE                     2090               197
Cablevision Systems            COM              12686C109     1507    61507 SH       SOLE                    48016             13491
Cadbury Schweppes              COM              127209302     2299    46565 SH       SOLE                    42540              4025
Cintas Corp.                   COM              172908105      421    12515 SH       SOLE                     8015              4500
Citigroup, Inc.                COM              172967101     2944    99995 SH       SOLE                    84120             15875
Clarcor, Inc.                  COM              179895107      247     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2928    47715 SH       SOLE                    42115              5600
Comcast A SPCL                 COM              20030N200     3008   165987 SH       SOLE                   135837             30150
Comcast Corp. A                COM              20030N101      183    10030 SH       SOLE                    10030
ConocoPhillips                 COM              20825C104      529     5991 SH       SOLE                     5595               396
Costco Wholesale               COM              22160K105     1782    25540 SH       SOLE                    23940              1600
Covidien, Ltd.                 COM              g2552x108      765    17270 SH       SOLE                    14216              3054
D&E Communications             COM              232860106      201    13914 SH       SOLE                    13914
Diageo PLC ADR                 COM              25243Q205     1019    11875 SH       SOLE                    11275               600
Donegal Group A                COM              257701201      197    11500 SH       SOLE                    11500
Dress Barn                     COM              261570105      249    19900 SH       SOLE                    19900
Expedia, Inc.                  COM              30212p105      726    22974 SH       SOLE                    22787               187
ExxonMobil Corp.               COM              30231G102     3329    35534 SH       SOLE                    24929             10605
Fulton Financial               COM              360271100      529    47166 SH       SOLE                    47166
General Electric               COM              369604103     1054    28427 SH       SOLE                    26827              1600
Genuine Parts                  COM              372460105      292     6315 SH       SOLE                     6315
Harley Davidson                COM              412822108     1062    22745 SH       SOLE                    19320              3425
Helmerich & Payne              COM              423452101      264     6600 SH       SOLE                     6600
Hershey Company                COM              427866108      261     6630 SH       SOLE                     3630              3000
Home Depot                     COM              437076102      721    26755 SH       SOLE                    21505              5250
IAC/InterActive Corp.          COM              45840Q101      299    11124 SH       SOLE                    10937               187
Int'l Game Tech.               COM              459902102     1318    30000 SH       SOLE                    26300              3700
Interpublic Group              COM              460690100      101    12500 SH       SOLE                    12500
J & J Snack Foods              COM              466032109      303     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     4297    64430 SH       SOLE                    53460             10970
K-Swiss Inc. A                 COM              482686102      224    12400 SH       SOLE                    12400
Kaman Corp.                    COM              483548103      294     8000 SH       SOLE                     8000
Laboratory Corp.               COM              50540R409      580     7675 SH       SOLE                     6975               700
Liberty Capital A              COM              53071m302     1562    13410 SH       SOLE                    10629              2781
Liberty Interactive A          COM              53071m104     1275    66809 SH       SOLE                    52900             13909
Lindsay Corp.                  COM              535555106      269     3800 SH       SOLE                     3800
Loews Corp.                    COM              540424108      700    13900 SH       SOLE                     8900              5000
Manpower, Inc.                 COM              56418H100      231     4065 SH       SOLE                     4065
Marathon Oil                   COM              565849106      320     5250 SH       SOLE                     5250
Martin Marietta Matrls.        COM              573284106     2840    21421 SH       SOLE                    16831              4590
Medical Services Intl          COM              58463C101        0  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100      405     8125 SH       SOLE                     8125
Met-Pro Corp.                  COM              590876306      205    17066 SH       SOLE                    17066
Microsoft Corp.                COM              594918104     6580   184840 SH       SOLE                   152940             31900
Mohawk Industries              COM              608190104     5661    76090 SH       SOLE                    66040             10050
Moody's Corp.                  COM              615369105     1115    31220 SH       SOLE                    27520              3700
Nat'l Penn Bancshares          COM              637138108      434    28677 SH       SOLE                    25624              3053
Nestle Reg ADR                 COM              641069406     4795    41755 SH       SOLE                    36605              5150
Novartis AG                    COM              66987v109      646    11900 SH       SOLE                     8175              3725
Nutraceutical Int'l Corp.      COM              67060Y101      184    13900 SH       SOLE                    13900
Penn National                  COM              707569109      286     4800 SH       SOLE                     4800
PepsiCo, Inc.                  COM              713448108      360     4746 SH       SOLE                     4746
Pfizer, Inc.                   COM              717081103      777    34170 SH       SOLE                    15050             19120
Pioneer Nat'l Res. Co.         COM              723787107      831    17010 SH       SOLE                    13135              3875
Procter & Gamble               COM              742718109      775    10555 SH       SOLE                     8730              1825
Progressive Corp.              COM              743315103     7186   375050 SH       SOLE                   301425             73625
Radio One Inc. Cl D            COM              75040P405       24    10000 SH       SOLE                    10000
Respironics Inc.               COM              761230101      524     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      215    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2781    61785 SH       SOLE                    54010              7775
Sovereign Bancorp              COM              845905108      544    47754 SH       SOLE                    47754
T J X Companies                COM              872540109     4569   159025 SH       SOLE                   135975             23050
Teledyne Technologies          COM              879360105      267     5000 SH       SOLE                     5000
Telephone & Data Sys.          COM              879433100     1692    27025 SH       SOLE                    23850              3175
Thor Industries                COM              885160101      651    17125 SH       SOLE                    15525              1600
Tiffany & Company              COM              886547108     3651    79320 SH       SOLE                    71970              7350
Timberland Co Cl C             COM              887100105      326    18025 SH       SOLE                    18025
Time Warner                    COM              887317105      518    31350 SH       SOLE                    31350
Tyco International             COM              902124106      685    17270 SH       SOLE                    14216              3054
USG Corp.                      COM              903293405      903    25230 SH       SOLE                    19330              5900
United Health Group            COM              91324P102     3539    60810 SH       SOLE                    49335             11475
Unitrin, Inc.                  COM              913275103      567    11825 SH       SOLE                     8025              3800
WMS Industries                 COM              55272N112      220     6000 SH       SOLE                     6000
Wachovia Corp.                 COM              929903102     1608    42284 SH       SOLE                    42284
Wal-Mart Stores                COM              931142103     3440    72373 SH       SOLE                    62873              9500
Walgreen Co.                   COM              931422109      874    22950 SH       SOLE                    15150              7800
Washington Post Cl B           COM              939640108     5628     7111 SH       SOLE                     6031              1080
Wells Fargo                    COM              949746101     1733    57392 SH       SOLE                    40345             17047
Whirlpool Corp.                COM              963320106     2062    25265 SH       SOLE                    19790              5475
Wrigley (Wm.), Jr.             COM              982526105      293     5000 SH       SOLE                     5000
